SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHIC LOCATION (Details)	6 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 1,633,731	$ 2,232,003	$ 2,829,507
SINGAPORE
Disaggregation of Revenue [Line Items]
Revenue		$ 2,232,003	$ 2,829,507